Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	3 Months Ended	9 Months Ended			12 Months Ended
	Mar. 31, 2017	Dec. 31, 2017	Jan. 10, 2017	Dec. 31, 2016	Mar. 31, 2016
Successor [Member]
Income before income tax expense	$ 369,818	$ 1,211,835
Provision for taxes at Hong Kong statutory tax rate	61,020	199,953
Impact of different tax rate in other jurisdiction	4,579	89,032
Effective Income Tax	$ 65,599	$ 288,985
Predecessor [Member]
Income before income tax expense			$ 62,465	$ 67,436	$ 21,555
Provision for taxes at Hong Kong statutory tax rate			10,307	11,127	3,557
Impact of different tax rate in other jurisdiction
Effective Income Tax			$ 10,307	$ 11,127	$ 3,557